ACQUISITIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS

NOTE 4 —ACQUISITIONS

B/HI Communications, Inc.

Effective January 1, 2021, the Company acquired all of the issued and outstanding shares of B/HI, a California corporation (the “B/HI Purchase”) pursuant to a share purchase agreement (the “B/HI Share Purchase Agreement”) between the Company and Dean G. Bender and Janice L. Bender, as co-trustees of the Bender Family Trust dated May 6, 2013 (collectively, the “B/HI Sellers). B/HI is an entertainment public relations agency that specializes in corporate and product communications programs for interactive gaming, e-sports, entertainment content and consumer product organizations.

The total consideration paid to the B/HI Seller in respect to the B/HI Purchase is $0.8 million of shares of common stock based on a 30-day trailing trading average closing price immediately prior to, but not including, the applicable payment date adjusted for working capital, cash targets and the B/HI indebtedness as defined in the B/HI Share Purchase Agreement. During 2021, subsequent to the initial measurement, the B/HI Seller achieved certain financial performance targets pursuant to the B/HI Share Purchase Agreement and earned an additional $1.1 million, which was paid $0.6 million in cash and the remainder in common stock, which was settled by the issuance of 163,369 shares of common stock during the second quarter of 2022 pursuant to the B/HI Share Purchase Agreement. The common stock issued as part of the consideration has not been registered under the Securities Act of 1933, as amended (the “Securities Act”). Acquisition related costs for the B/HI purchase amounted to $22,907 and are included in acquisition costs in the condensed consolidated statement of operations for the six months ended June 30, 2021. The condensed consolidated statement of operations includes revenues from B/HI amounting to $818,408 and $1,426,841 for the three and six months ended June 30, 2021, respectively. The measurement period of the BHI purchase ended January 1, 2022.

NOTE 6 —ACQUISITIONS

B/HI Communications, Inc.

Effective January 1, 2021, the Company acquired all of the issued and outstanding shares of B/HI, a California corporation (the “B/HI Purchase”) pursuant to a share purchase agreement (the “B/HI Share Purchase Agreement”) between the Company and Dean G. Bender and Janice L. Bender, as co-trustees of the Bender Family Trust dated May 6, 2013 (collectively, the “B/HI Sellers). B/HI is an entertainment public relations agency that specializes in corporate and product communications programs for interactive gaming, e-sports, entertainment content and consumer product organizations.

The total consideration paid to the B/HI Seller in respect to the B/HI Purchase is $0.8 million of shares of common stock based on a 30-day trailing trading average closing price immediately prior to, but not including, the applicable payment date adjusted for working capital, cash targets and the B/HI indebtedness as defined in the B/HI Share Purchase Agreement. During 2021, subsequent to the initial measurement, the B/HI Seller achieved certain financial performance targets pursuant to the B/HI Purchase Agreement and has earned an additional $1.2 million of which 50% will be paid in cash and 50% will be paid in common stock during the second quarter of 2022. The common stock that will be issued as part of the consideration has not been registered under the Securities Act of 1933, as amended (the “Securities Act”). Acquisition related costs for the B/HI purchase amounted to $22,907 and are included in acquisition costs in the consolidated statement of operations. The consolidated statement of operations includes revenues from B/HI amounting to $3.5 million for the year ended December 31, 2021.

The following table summarizes the fair value of the consideration transferred:

Payments made to settle final indebtedness, net of minimum operating cash as defined in the B/HI Share Purchase Agreement	$575,856
Working capital adjustment	192,986
Fair value of common stock issued to the B/HI Sellers	36,715
Fair value of the consideration transferred	$805,557

As a condition to the B/HI Purchase, Dean Bender, one of the sellers and Shawna Lynch, a key employee of B/HI entered into employment agreements with the Company to continue as employees after the closing of the B/HI Purchase. Mr. Bender’s agreement is for a period of two years through December 31, 2022 and he will serve as Co-President of B/HI during that term. Ms. Lynch’s agreement is for a period of four years and may be renewed on the same terms for two successive two-year terms. Ms. Lynch will serve as Co-President of B/HI during the term of her agreement.

The following table summarizes the fair values of the assets acquired and liabilities assumed by the B/HI Purchase. Amounts in the table are estimates that may change, as described below.

	January 1, 2021 (As initially reported)	Measurement Period Adjustments	December 31, 2021 (As adjusted)
Cash	$65,465	$—	$65,465
Accounts receivable	154,162	—	154,162
Other current assets	15,262	—	15,262
Property, equipment and leasehold improvements	24,639	—	24,639
Right-of-use asset	1,044,864	—	1,044,864
Other assets	23,617	—	23,617
Intangibles	270,000	—	270,000
Total identifiable assets acquired	1,598,009	—	1,598,009

Accrued payable	(104,724)	—	(104,724)
Accrued expenses and other current liabilities	(259,936)	—	(259,936)
Lease liability	(1,044,864)	—	(1,044,864)
Deferred revenue	(56,994)	—	(56,994)
Line of credit	(456,527)	—	(456,527)
Deferred tax liability	(38,851)	—	(38,851)
Loans payable	(75,550)	—	(75,550)
Total liabilities assumed	(2,037,446)	—	(2,037,446)
Net identifiable liabilities acquired	(439,437)		(439,437)
Goodwill	470,595	5,557	476,152
Net assets acquired	$31,158	$5,557	$36,715

Due to the characteristics of the industry and services Dolphin provides, the acquisitions typically do not have significant amounts of tangible assets since the principal assets acquired are client relationships, talent and trade names. As a result, a substantial portion of the purchase price is primarily allocated to intangibles assets and goodwill. B/HI provided an additional customer vertical in which Dolphin did not have a presence and was interested in expanding. Goodwill resulting from the B/HI acquisition is not deductible for tax purposes.

Intangible assets acquired in the B/HI acquisition amounted to:

•	Customer relationships: $160,000. Customer relationships intangible was valued using the multi-period excess earnings method, which was based on the estimate of future revenues and net income attributable to the existing customers, as well as any expected increases from existing customers and potential loss of customer relationships. The historical and estimated customer rate utilized was 60% and the assigned useful life for this asset was 5 years representing the period we expect to benefit from the asset.
•	Trade name: $50,000. Trade name refers to the B/HI brand, which is well recognized in the market. The fair value for the trade name was determined using the relief-from-royalty method, which is based on the Company’s expected revenues and a royalty rate estimated using comparable industry and market data. As a result of the acquisition, the Company determined it was appropriate to assign a finite useful life of 3 years to the trade name. The Company decided that a finite life would be more appropriate, providing better matching of the amortization expense during the period of expected benefits.
•	Non-compete agreements: $60,000. The Company entered into non-competition agreements with key executives at B/HI. The fair value of this intangible was valued using the “with and without” method, which estimated the value of an asset based on the difference in the value of the business’s cash flows “with” and “without” that asset. The Company assigned a useful of 5 years for this intangible which matches the contractual term of the non-compete agreement.
•	The weighted-average useful life of the intangible assets acquired was 4.63 years.

Be Social Public Relations, LLC

On August 17, 2020, (the “Be Social Closing Date”), the Company acquired all of the issued and outstanding membership interest of Be Social, a California corporation (the “Be Social Purchase”), pursuant to a membership interest purchase agreement (the “Be Social Share Purchase Agreement”) dated on the Be Social Closing Date, between the Company and Be Social seller. Be Social is a brand and influencer marketing and public relations agency, offering talent management and brand services publicity in the social media and marketing sectors.

The total consideration paid to the Be Social seller in respect of the Be Social Purchase is $2.2 million as follows: (i) $1,500,000 in cash on the Be Social Closing date (adjusted for Be Social’s indebtedness, working capital and cash targets); (ii) $314,581 in shares of common stock at a price of $4.50 per share (69,907 shares) issued to the seller on the Be Social Closing Date, (iii) an additional 103,245 shares of common stock issued on January 4, 2021 at a price of $3.39 per share, and (iv) up to an additional $800,000 of contingent consideration, 62.5% that will be paid in cash and 37.5% in shares of common stock, upon the achievement of specified financial performance targets over the two-year period of fiscal years 2022 and 2023. The Be Social Share Purchase Agreement contains customary representations, warranties, and covenants of the parties thereto. The common stock issued as part of the consideration has not been registered under the Securities Act of 1933, as amended.

As a condition to the Be Social Purchase, the seller entered into an employment agreement with the Company to continue as an employee after the closing of the Be Social Purchase. The seller’s employment agreement is through December 31, 2023 and the contract defines base compensation and contains provisions for termination including as a result of death or disability and entitles the employee to vacations and to participate in all employee benefit plans offered by the Company. Pursuant to the Be Social Share Purchase Agreement, the seller is entitled to an additional payment of $304,169 if the Be Social PPP Loan was forgiven subsequent to the Be Social Closing Date. In October 2021, the Be Social PPP Loan was forgiven and the amount due to the seller was included in other current liabilities.

The fair value of the consideration transferred totaled $2,226,930, which consisted of the following:

Common Stock issued at closing (69,907 shares)	$314,581
Cash Consideration paid at closing	1,500,000
Common Stock issued on January 4, 2021(103,245 shares)	350,000
Contingent Consideration	145,000
Working capital adjustment during measurement period	(82,651)
consideration transferred totaled	$2,226,930

The fair value of the 69,907 shares of common stock issued on the Be Social Closing Date was determined based on the closing market price of the Company’s common stock on the Be Social Closing Date of $4.50 per share and the fair value of the common stock issued on January 4, 2021 was determined based on the closing market price of the Company’s common stock on that date of $3.39 per share.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the Be Social Closing Date, along with measurement period adjustments recorded.

	August 17, 2020 (As initially reported)	Measurement Period Adjustments	December 31, 2020 (As adjusted)
Cash	$451,354	$—	$451,354
Accounts receivable	884,423	(35,448)	848,975
Other current assets	16,506	—	16,506
Property, equipment and leasehold improvements	56,610	—	56,610
Deposits	63,079	—	63,079
Intangible assets	750,000	—	750,000
Total identifiable assets acquired	2,221,972	(35,448)	2,186,524

Accrued expenses	(94,702)	—	(94,702)
Accounts payable	(12,004)	—	(12,004)
Deferred tax liability	(182,487)	—	(182,487)
Talent liability	(842,317)	24,328	(817,989)
Deferred revenue	(20,622)	—	(20,622)
Other current liability	(90,586)	90,586	—
Paycheck Protection Program loan	(304,169)	—	(304,169)
Total liabilities assumed	(1,546,887)	114,914	(1,431,973)
Net identifiable assets acquired	675,085	79,466	754,551
Goodwill	1,634,496	(162,117)	1,472,379
Net assets acquired	$2,309,581	$(82,651)	$2,226,930

The above estimated fair values of assets acquired and liabilities assumed are based on the information that was available as of the acquisition date to estimate the fair value of assets acquired and liabilities assumed. As of August 17, 2020, the Company recorded the identifiable net assets acquired of $675,085 as shown in the table above in its consolidated balance sheet. During the period between August 17, 2020 and December 31, 2020, the Company’s measurement period adjustments of $79,466 were made and, accordingly, the Company recognized these adjustments in its December 31, 2020 consolidated balance sheet to reflect the adjusted identifiable net assets acquired of $754,551 as shown in the table above.

The following is a reconciliation of the initially reported fair value to the adjusted fair value of goodwill:

Goodwill originally reported August 17, 2020	$1,634,496
Changes to estimated fair values:
Other current liabilities	(90,586)
Talent liability	(24,328)
Accounts receivable	35,448
Change in Goodwill	(82,651)
Goodwill December 31, 2020	$1,472,379

Due to the characteristics of the industry and services Dolphin provides, the acquisitions typically do not have significant amounts of tangible assets since the principal assets acquired are client relationships, talent and trade names. As a result, a substantial portion of the purchase price is primarily allocated to intangible assets and goodwill. Be Social provided social media marketing expertise within our subsidiaries, which we did not have before and was interested in expanding. Goodwill resulting from the Be Social acquisition is not deductible for tax purposes.

Unaudited Pro Forma Consolidated Statements of Operations

The following presents the pro forma consolidated operations as if B/HI and Be Social had been acquired on January 1, 2020:

2020
Revenues	$27,377,485
Net loss	(2,563,735)

The pro forma amounts for 2020 have been calculated after applying the Company’s accounting policies and adjusting the results of the acquisitions to reflect (a) the amortization that would have been charged, assuming the intangible assets resulting from the acquisitions had been recorded on January 1, 2020 and (b) to exclude $115,949 of acquisition costs that were expensed by the Company for the year ended December 31, 2020.

The impact of the acquisition of Be Social and B/HI on the Company’s actual results for periods following the acquisitions may differ significantly from that reflected in this unaudited pro forma information for a number of reasons. As a result, this unaudited pro forma information is not necessarily indicative of what the combined company’s financial condition or results of operations would have been had the acquisitions been completed on January 1, 2020, as provided in this pro forma financial information. In addition, the pro forma financial information does not purport to project the future financial condition and results of operations of the combined company.